Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2015 Fund	May 30, 2024
Fidelity Freedom Index 2015 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	11.26%
Past 5 years	5.72%
Past 10 years	4.84%
Fidelity Freedom Index 2015 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.25%
Past 5 years	4.08%
Past 10 years	3.61%
Fidelity Freedom Index 2015 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.79%
Past 5 years	4.08%
Past 10 years	3.48%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F1902
Average Annual Return:
Past 1 year	11.41%
Past 5 years	5.87%
Past 10 years	4.98%